Boyle CPA, LLC

Certified Public Accountant & Consultant

Report of Independent Registered Public Accounting Firm

 Shareholdersand Boardof Trusteesof  UprightGrowthUprightGrowthandIncomeFundand UprightAssetsAllocation Plus Fund

In   performing   of the financial statements of the Upright Growth Fund, Upright Growth and Income Fund   Upright Assets Allocation Plus Fund (the Funds)  of  for  year ended September  2018,  accordance with the standards of the Public Company Accounting OversightBoard(United States)(PCAOB),weconsideredtheFund’sinternalcontrol over financial reporting, including controls over safeguarding securities, as  basis for designing  auditing procedures for  purpose  expressing  opinion  the financial statements   comply with  requirements   N-CEN,     purpose  expressing  opinion  the effectiveness  the Fund’s internal control over financial reporting. Accordingly, we express   opinion.  management  the Fund  responsible for establishing  maintaining effective internal control over financial reporting. In fulfilling  responsibility, estimates  judgments  management  required to assess the expected benefits  related costs of controls.  fund’s internal control over financial reporting   process designed  provide reasonable assurance regarding the reliability  financial reporting  the preparation  financial statements  external purposes in accordance with generally accepted accounting principles.  fund’s internal control over financial reporting includes those policies  procedures that (1) pertain   maintenance of records that,  reasonable detail, accurately  fairly reflect  transactions  dispositions of  assets of  fund;  provide reasonable assurance that transactions are recorded  necessary  permit preparation of financial statements in accordance with GAAP, and that receipts  expenditures of the fund are being made only  accordance with authorizations  management  directors  the fund; and (3) provide reasonable assurance regarding prevention or timely detection  unauthorized acquisition,   disposition of  fund’s assets that  havematerialeffect  financialstatements.

Because  its inherent limitations, internal control over financial reporting may  prevent or detect misstatements. Also, projections of  evaluation  effectiveness  future periods  subject   risk that controls may become inadequate because  changes  conditions,  that degreeofcompliancewith  policies orproceduresmay deteriorate.

 deficiency  internal control over financial reporting  when  design  operation of  control does not allow management  employees,   normal course  performing  assigned functions,  prevent  detect misstatements   timely basis.  material weakness   deficiency,  combination  deficiencies,  internal control over financial reporting,  that    reasonable possibility that  material misstatement  the Fund’s annual  interim financial statements willnotprevented detectedontimely

Our consideration  the Fund’s internal control over financial reporting was  the limited purpose described   first paragraph  would not necessarily disclose all deficiencies  internal control that might  material weaknesses under standards established   PCAOB. However, wenoted deficiencies  Fund’s internalcontrol overfinancialreporting   operation,

361 Hopedale Drive SE Bayville, NJ 08721

P (732) 822-4427

F (732) 510-0665

including controls over safeguarding securities, that we consider to   material weakness  defined aboveofSeptember 2018.

This report  intended solely  the information  use  management   Board  Trustees the UprightGrowthFund,Upright Growth IncomeFund the UprightAssetsAllocation Plus Fund and the Securities  Exchange Commission    intended  be  should not used anyoneother thanthese specified parties.

 Boyle CPA,LLC Bayville, NJ December2018

361 Hopedale Drive SE Bayville, NJ 08721

P (732) 822-4427

F (732) 510-0665